Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Summary of Inventories	Inventories consist of the following：
	As of December 31,
	2018	2019
	US$	US$
Products	53,628,508	49,621,935
Packaging materials and others	54,883	272,579
Total	53,683,391	49,894,514